Income Taxes - Reconciliation of Income Tax Expense at the Statutory Rate to the Company's Actual Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Statutory rate									21.00%	21.00%
Computed at the statutory rate (21%)									$ 2,003	$ 2,243
(Decrease) increase resulting from
Tax exempt interest									(935)	(822)
Earnings on bank-owned life insurance - net									(149)	(168)
Low income housing credit									(49)	(52)
Other									9	29
Actual tax expense	$ 233	$ 215	$ 295	$ 136	$ 481	$ 448	$ 214	$ 87	$ 879	$ 1,230